NET LOSS PER SHARE (Tables)	12 Months Ended
Feb. 29, 2024
NET LOSS PER SHARE
Schedule of net loss per share

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Numerator:
Net loss attributable to TAL Education Group’s shareholders	$(1,136,115)	$(135,612)	$(3,573)

Numerator used for calculation of diluted net loss per share	$(1,136,115)	$(135,612)	$(3,573)

Denominator:
Weighted average shares outstanding
Basic	214,825,470	212,575,277	203,304,744

Denominator for diluted net loss per share (i)	214,825,470	212,575,277	203,304,744

Net loss per common share attributable to TAL Education Group’s shareholders-basic (ii)	$(5.29)	$(0.64)	$(0.02)
Net loss per common share attributable to TAL Education Group’s shareholders-diluted	$(5.29)	$(0.64)	$(0.02)
(i)	For the years ended February 28, 2022, 2023 and February 29, 2024, 9,060,041, 8,805,748 and 7,171,273 potential shares outstanding due to non-vested shares and share options were excluded from the calculation due to their anti-dilutive effect resulted from net loss reported in fiscal year 2022, 2023 and 2024, respectively.
(ii)	The Company’s common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present net loss per share for each separate class.